Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	$ (454)	$ (462)	$ (440)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(21)	(342)	(271)
Total tax charge	(475)	(804)	(711)
Operating segments
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(450)	(441)	(440)
Operating segments | Hong Kong
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(52)	(40)	(15)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(56)	(79)	(60)
Operating segments | Indonesia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(60)	(74)	(125)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(5)	4	(3)
Operating segments | Malaysia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(90)	(71)	(58)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders		(2)	(34)
Operating segments | Singapore
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(78)	(67)	(87)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	44	(261)	(170)
Operating segments | Growth markets and other
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(144)	(159)	(125)
Tax charge attributable to policyholders:
Total tax credit (charge) attributable to policyholders	(4)	(4)	(4)
Operating segments | Eastspring
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(26)	(30)	(30)
Unallocated to a segment (central operations)
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(4)	(21)
Tax charge attributable to policyholders:
Total tax charge	$ (4)	$ (21)	$ 0